Project Financing Package - Transaction costs and availability fee (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Project Financing Package
Availability fee	$ 6,319,000	$ 3,406,000
Senior Secured Term Loan
Project Financing Package
Availability fee	7,559,000	2,649,000
Availability fee capitalized	4,910,000	2,649,000
Finance fee expense
Project Financing Package
Availability fee	$ 1,409,000	$ 757,000